INVESTMENTS - Realized Gain (Loss) On Sales (Details) - EBP France - EUR (€)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Procter & Gamble Company common stock
EBP, Schedule of Asset Held for Investment [Line Items]
Proceeds on sales of shares	€ 30,075,121	€ 75,122,493	€ 13,207,083
Cost	21,296,969	36,804,241	7,250,487
Realized (loss) gain	8,778,152	38,318,252	5,956,596
Other investments
EBP, Schedule of Asset Held for Investment [Line Items]
Proceeds on sales of shares	54,472,212	41,364,927	15,798,977
Cost	49,261,953	37,454,737	15,019,566
Realized (loss) gain	€ 5,210,259	€ 3,910,190	€ 779,411